Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation Assessable Profits (in Dollars) | $		$ 2
Effective Income Tax Rate Reconciliation Assessable Profits Percent	8.25%	8.25%
Applicable tax rate	(2.10%)	(2.10%)	(62.50%)	0.00%
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
Reduced EIT rate	20.00%	20.00%
Reduction of taxable income	75.00%	75.00%
Taxable income (in Yuan Renminbi) | ¥	¥ 3,000,000
Tax losses (in Yuan Renminbi) | ¥	¥ 348,119,810		¥ 424,530,487
Beijing Sentu [Member]
Income Taxes [Line Items]
Exemption EIT rate				15.00%
HONG KONG [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation Assessable Profits (in Dollars) | $		$ 2
Effective Income Tax Rate Reconciliation Assessable Profits Percent	16.50%	16.50%
HONG KONG [Member] | Jianzhi Education [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%